UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.2%

Security	Principal Amount (000’s omitted)	Value
Education — 16.7%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,496,191
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	443,518
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	177,435
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	81,907
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	417,419
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	985,488
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	137,403
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,359,252
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	366,386
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	231,071
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	157,608
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	458,201
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	478,337
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	504,778
University of California, 5.25%, 5/15/39	1,000	1,140,300

		$8,435,294

Electric Utilities — 6.7%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$845,232
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	480,320
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	142,179
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,148,280
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	753,030

		$3,369,041

General Obligations — 23.6%
California, 5.50%, 11/1/35	$1,300	$1,509,404
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,029,024
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,573,677
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	811,534
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	514,396
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	394,695
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	458,331
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	819,465
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,395,108
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,260,450
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,162,350

		$11,928,434

Hospital — 15.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,361,574
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,400	1,501,080
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	364,845
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	513,418

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	$750	$851,565
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	660,468
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	304,192
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,089,730
Washington Township Health Care District, 5.00%, 7/1/32(1)	555	568,820
Washington Township Health Care District, 5.25%, 7/1/29	750	750,735

		$7,966,427

Insured-Education — 7.4%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$441,722
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,051,720
California State University, (AGM), (BHAC), 5.00%, 11/1/39(2)	2,000	2,228,980

		$3,722,422

Insured-Electric Utilities — 7.6%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(2)	$1,500	$1,675,440
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,035	996,560
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,137,200

		$3,809,200

Insured-Escrowed/Prerefunded — 10.9%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,473,943
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	672,887
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,861,196
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	478,136

		$5,486,162

Insured-General Obligations — 26.2%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$805,874
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	2,191,579
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	691,118
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,667,325
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,218,035
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	584,390
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,394,175
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,146,548
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,536,064

		$13,235,108

Insured-Hospital — 6.2%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	$1,250	$1,317,450
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(2)	1,750	1,828,977

		$3,146,427

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 3.8%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$1,750	$1,941,520

		$1,941,520

Insured-Special Tax Revenue — 9.2%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,401,428
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,547,418
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	354,304
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,338,619

		$4,641,769

Insured-Transportation — 4.3%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,810,970
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	341,599

		$2,152,569

Insured-Water and Sewer — 8.4%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,273,421
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	109,765
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(2)	1,600	1,756,240
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	497,822
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	625,381

		$4,262,629

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$529,056

		$529,056

Special Tax Revenue — 7.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,666,327
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,460,069
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29(3)	500	571,275

		$3,697,671

Transportation — 11.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,379,865
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	607,559
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2) (4)	1,060	1,173,865
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,463,125
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	681,908
San Jose, Airport Revenue, 5.00%, 3/1/20	500	586,660

		$5,892,982

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,173,805

		$1,173,805

Total Tax-Exempt Investments — 169.2% (identified cost $78,616,396)		$85,390,516

Value
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.9)%	$(25,700,463)

Other Assets, Less Liabilities — (18.3)%	$(9,218,763)

Net Assets Applicable to Common Shares — 100.0%	$50,471,290

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 49.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 19.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $378,865.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	15 U.S. 10-Year Treasury Note	Short	$(1,874,855)	$(1,877,578)	$(2,723)
9/14	23 U.S. Long Treasury Bond	Short	(3,131,912)	(3,155,313)	(23,401)

					$(26,124)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $26,124.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,558,465

Gross unrealized appreciation	$7,194,231
Gross unrealized depreciation	(247,180)

Net unrealized appreciation	$6,947,051

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$85,390,516	$—	$85,390,516
Total Investments	$—	$85,390,516	$—	$85,390,516

Liability Description
Futures Contracts	$(26,124)	$—	$—	$(26,124)
Total	$(26,124)	$—	$—	$(26,124)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014